Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) 2 ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Disclosure of detailed information about property, plant and equipment [abstract]
Capital advance	₨ 15
Capital work-in-progress	₨ 6